Financial assets at fair value through other comprehensive income - Equity instruments FVOCI (Detail) - ARS ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of investments in equity instruments fvoci [Line Items]
Total equity instruments FVOCI	$ 28,499	$ 37,260
Banco Latinoaméricano de Exportaciones S.A. [member]
Disclosure of investments in equity instruments fvoci [Line Items]
Total equity instruments FVOCI	27,216	35,921
Others [member]
Disclosure of investments in equity instruments fvoci [Line Items]
Total equity instruments FVOCI	1,283	1,339
TOTAL
Disclosure of investments in equity instruments fvoci [Line Items]
Total equity instruments FVOCI	$ 28,499	$ 37,260